F/m 2-Year Investment Grade Corporate Bond ETF
Schedule of Investments
May 31, 2026 (Unaudited)

CORPORATE BONDS - 98.6%	Par	Value
Communications - 3.1%
Alphabet, Inc., 3.88%, 11/15/2028	$ 36,000	$ 35,788
AT&T, Inc., 1.65%, 02/01/2028	44,000	42,109
Booking Holdings, Inc., 3.55%, 03/15/2028	42,000	41,437
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 03/15/2028	42,000	41,547
Comcast Corp., 4.15%, 10/15/2028	40,000	39,883
Cox Communications, Inc., 5.45%, 09/15/2028 (a)	40,000	40,606
Expedia Group, Inc., 3.80%, 02/15/2028	42,000	41,518
Meta Platforms, Inc., 4.60%, 05/15/2028	40,000	40,350
Netflix, Inc., 5.88%, 11/15/2028	36,000	37,301
Omnicom Group, Inc., 4.65%, 10/01/2028	40,000	40,021
Sprint Capital Corp., 6.88%, 11/15/2028	36,000	37,918
T-Mobile USA, Inc., 4.80%, 07/15/2028	40,000	40,292
Verizon Communications, Inc., 2.10%, 03/22/2028	39,000	37,512
Walt Disney Co., 2.20%, 01/13/2028	42,000	40,825
		557,107

Consumer Discretionary - 7.9%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	36,000	35,373
Amazon.com, Inc., 3.85%, 03/13/2028	40,000	39,827
American Honda Finance Corp., 4.55%, 04/10/2028	40,000	39,987
Automatic Data Processing, Inc., 1.70%, 05/15/2028	44,000	42,018
AutoNation, Inc., 1.95%, 08/01/2028	44,000	41,521
AutoZone, Inc., 6.25%, 11/01/2028	36,000	37,379
Best Buy Co., Inc., 4.45%, 10/01/2028	40,000	40,003
Block Financial LLC, 2.50%, 07/15/2028	44,000	41,964
BMW US Capital LLC, 4.30%, 03/17/2028 (a)	40,000	39,942
Carnival Corp., 4.00%, 08/01/2028 (a)	42,000	41,202
Cintas Corp. No 2, 4.20%, 05/01/2028	41,000	40,939
Delta Air Lines, Inc., 4.95%, 07/10/2028	40,000	40,216
ERAC USA Finance LLC, 4.60%, 05/01/2028 (a)	41,000	41,162
General Motors Financial Co., Inc., 4.20%, 10/27/2028	40,000	39,686
Genuine Parts Co., 6.50%, 11/01/2028	36,000	37,256
Home Depot, Inc., 3.75%, 09/15/2028	40,000	39,636
Hyatt Hotels Corp., 5.05%, 03/30/2028	37,000	37,306
Hyundai Capital America, 4.60%, 04/06/2028 (a)	40,000	39,988
Las Vegas Sands Corp., 5.63%, 06/15/2028	40,000	40,567
LKQ Corp., 5.75%, 06/15/2028	39,000	39,677
Lowe's Cos., Inc., 4.00%, 10/15/2028	40,000	39,614
Marriott International, Inc., 5.55%, 10/15/2028	38,000	38,906
Masco Corp., 1.50%, 02/15/2028	42,000	39,967
Mattel, Inc., 5.88%, 12/15/2027 (a)	38,000	38,020
McDonald's Corp., 4.80%, 08/14/2028	40,000	40,369
Mohawk Industries, Inc., 5.85%, 09/18/2028	38,000	38,986
O'Reilly Automotive, Inc., 4.35%, 06/01/2028	41,000	40,969
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (a)	40,000	40,445
Southwest Airlines Co., 4.38%, 11/15/2028	36,000	35,751
Stanley Black & Decker, Inc., 6.00%, 03/06/2028	39,000	40,024
Starbucks Corp., 4.50%, 05/15/2028	41,000	41,057
TJX Cos., Inc., 1.15%, 05/15/2028	41,000	38,701
Toll Brothers Finance Corp., 4.35%, 02/15/2028	42,000	41,833
Toyota Motor Credit Corp., 4.25%, 05/12/2028	36,000	36,078
UL Solutions, Inc., 6.50%, 10/20/2028	38,000	39,610
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	40,000	39,952

		1,425,931

Consumer Staples - 6.8%
7-Eleven, Inc., 1.30%, 02/10/2028 (a)	44,000	41,718
Alimentation Couche-Tard, Inc., 4.15%, 09/29/2028 (a)	40,000	39,657
Altria Group, Inc., 4.88%, 02/04/2028	40,000	40,267
BAT International Finance PLC, 4.45%, 03/16/2028	40,000	40,009
Bunge Ltd. Finance Corp., 4.10%, 01/07/2028	41,000	40,821
Cargill, Inc., 4.63%, 02/11/2028 (a)	40,000	40,233
Clorox Co., 3.90%, 05/15/2028	41,000	40,618
Coca-Cola Co., 1.50%, 03/05/2028	44,000	42,139
Colgate-Palmolive Co., 4.60%, 03/01/2028	40,000	40,341
Conagra Brands, Inc., 4.85%, 11/01/2028	36,000	36,067
Constellation Brands, Inc., 4.65%, 11/15/2028	36,000	36,093
Dollar General Corp., 5.20%, 07/05/2028	40,000	40,483
Dollar Tree, Inc., 4.20%, 05/15/2028	41,000	40,770
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	41,000	40,999
General Mills, Inc., 5.50%, 10/17/2028	40,000	40,891
Heineken NV, 3.50%, 01/29/2028 (a)	41,000	40,463
Hershey Co., 4.55%, 02/24/2028	37,000	37,231
Hormel Foods Corp., 1.70%, 06/03/2028	42,000	39,891
J M Smucker Co., 5.90%, 11/15/2028	36,000	37,154
Kellanova, 4.30%, 05/15/2028	40,000	40,000
Kenvue, Inc., 5.05%, 03/22/2028	40,000	40,484
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	41,000	40,885
Kimberly-Clark Corp., 3.95%, 11/01/2028	36,000	35,735
Mars, Inc., 4.60%, 03/01/2028 (a)	40,000	40,194
Mondelez International, Inc., 4.25%, 05/06/2028	41,000	40,884
PepsiCo, Inc., 4.45%, 02/07/2028	40,000	40,188
Philip Morris International, Inc., 3.88%, 10/27/2028	40,000	39,576
Procter & Gamble Co., 3.95%, 01/26/2028	40,000	39,951
Target Corp., 4.35%, 06/15/2028	41,000	41,103
The Campbell's Co., 4.15%, 03/15/2028	42,000	41,581
Walmart, Inc., 3.90%, 04/15/2028	40,000	39,905
		1,236,331

Energy - 7.2%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/2027	41,000	40,436
BP Capital Markets America, Inc., 4.23%, 11/06/2028	36,000	35,880
Cheniere Energy, Inc., 4.63%, 10/15/2028	40,000	39,951
Chevron USA, Inc., 4.05%, 08/13/2028	40,000	39,869
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (a)	38,000	39,058
Continental Resources, Inc., 4.38%, 01/15/2028	42,000	41,770
Devon Energy Corp., 5.88%, 06/15/2028	41,000	41,014
Enbridge, Inc., 4.20%, 11/20/2028	36,000	35,760
Energy Transfer LP, 5.55%, 02/15/2028	40,000	40,662
Enterprise Products Operating LLC, 4.30%, 06/20/2028	41,000	40,955
EOG Resources, Inc., 4.40%, 07/15/2028	37,000	37,021
EQT Corp., 5.70%, 04/01/2028	40,000	40,813
Equinor ASA, 4.25%, 06/02/2028	41,000	41,047
Helmerich & Payne, Inc., 4.65%, 12/01/2027	41,000	41,034
HF Sinclair Corp., 5.00%, 02/01/2028	41,000	40,890
Kinder Morgan, Inc., 4.30%, 03/01/2028	40,000	39,992
Marathon Petroleum Corp., 3.80%, 04/01/2028	41,000	40,490
MPLX LP, 4.25%, 12/01/2027	39,000	38,893
ONEOK, Inc., 5.65%, 11/01/2028	36,000	36,832
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	42,000	41,767
Phillips 66 Co., 4.95%, 12/01/2027	39,000	39,312
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (a)	40,000	39,598

Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	42,000	41,831
Schlumberger Holdings Corp., 4.50%, 05/15/2028 (a)	41,000	41,099
Shell Finance US, Inc., 3.88%, 11/13/2028 (a)	36,000	35,705
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028 (b)	41,000	41,007
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (a)	42,000	41,286
TotalEnergies Capital SA, 3.88%, 10/11/2028	40,000	39,722
TransCanada PipeLines Ltd., 4.25%, 05/15/2028	41,000	40,826
Valero Energy Corp., 4.35%, 06/01/2028	40,000	39,918
Western Midstream Operating LP, 4.75%, 08/15/2028	40,000	40,039
Williams Cos., Inc., 5.30%, 08/15/2028	40,000	40,714
Woodside Finance Ltd., 4.90%, 05/19/2028	40,000	40,237
		1,315,428

Financials - 29.6% (c)
Agree LP, 2.00%, 06/15/2028	43,000	40,921
Aircastle Ltd., 6.50%, 07/18/2028 (a)	40,000	41,302
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2028	41,000	40,610
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029	39,000	39,622
American Express Co., 4.01% to 02/09/2028 then SOFR + 0.58%, 02/09/2029	40,000	39,708
American Homes 4 Rent LP, 4.25%, 02/15/2028	42,000	41,757
American International Group, Inc., 5.75% (3 mo. LIBOR USD + 2.87%), 04/01/2048 (d)	40,000	40,092
American Tower Corp., 5.80%, 11/15/2028	36,000	37,002
Ares Capital Corp., 2.88%, 06/15/2028	43,000	41,218
Ares Management Corp., 6.38%, 11/10/2028	36,000	37,347
Ares Strategic Income Fund, 5.45%, 09/09/2028 (a)	40,000	39,681
Arthur J Gallagher & Co., 4.60%, 12/15/2027	41,000	41,067
Assurant, Inc., 4.90%, 03/27/2028	40,000	40,113
Assured Guaranty US Holdings, Inc., 6.13%, 09/15/2028	38,000	39,205
Athene Global Funding, 4.83%, 05/09/2028 (a)	41,000	40,894
AvalonBay Communities, Inc., 3.20%, 01/15/2028	36,000	35,363
Aviation Capital Group LLC, 6.75%, 10/25/2028 (a)	38,000	39,603
Avolon Holdings Funding Ltd., 4.95%, 01/15/2028 (a)	40,000	40,144
AXIS Specialty Finance PLC, 4.00%, 12/06/2027	41,000	40,641
Bank of America Corp., 4.62% (SOFR + 1.11%), 05/09/2029	41,000	41,104
Bank of Montreal, 5.00% (SOFR + 0.67%), 01/27/2029	40,000	40,353
Bank of Nova Scotia, 4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029	40,000	40,326
Barings BDC, Inc., 5.20%, 09/15/2028	40,000	39,321
BGC Group, Inc., 8.00%, 05/25/2028	37,000	38,875
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/2028 (a)	36,000	33,812
Blackstone Private Credit Fund, 7.30%, 11/27/2028	36,000	37,337
Blackstone Secured Lending Fund, 5.35%, 04/13/2028	40,000	39,956
Blue Owl Capital Corp., 2.88%, 06/11/2028	43,000	40,600
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	35,000	36,314
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028	42,000	41,915
Boston Properties LP, 6.75%, 12/01/2027	39,000	40,194
Brighthouse Financial Global Funding, 2.00%, 06/28/2028 (a)	43,000	40,290
Brixmor Operating Partnership LP, 2.25%, 04/01/2028	43,000	41,290
Brookfield Finance, Inc., 3.90%, 01/25/2028	40,000	39,593
Brown & Brown, Inc., 4.70%, 06/23/2028	41,000	41,079
Camden Property Trust, 4.10%, 10/15/2028	40,000	39,752
Canadian Imperial Bank of Commerce, 4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029	40,000	40,266
Capital One Financial Corp., 6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	40,000	41,266
Charles Schwab Corp., 6.20% (SOFR + 1.88%), 11/17/2029	36,000	37,413
Cincinnati Financial Corp., 6.92%, 05/15/2028	38,000	39,738
Citigroup, Inc., 4.79% (SOFR + 0.87%), 03/04/2029	41,000	41,171
CME Group, Inc., 3.75%, 06/15/2028	41,000	40,639
CNO Global Funding, 4.38%, 09/08/2028 (a)	40,000	39,618
Corebridge Global Funding, 4.25%, 08/21/2028 (a)	40,000	39,707
Crown Castle, Inc., 4.80%, 09/01/2028	40,000	40,210

CTR Partnership LP / CareTrust Capital Corp., 3.88%, 06/30/2028 (a)	36,000	35,135
Digital Realty Trust LP, 5.55%, 01/15/2028	38,000	38,624
DOC DR LLC, 3.95%, 01/15/2028	40,000	39,632
EPR Properties, 4.95%, 04/15/2028	40,000	40,064
Equinix, Inc., 2.00%, 05/15/2028	42,000	40,100
Equitable America Global Funding, 4.65%, 06/09/2028 (a)	40,000	39,969
ERP Operating LP, 3.50%, 03/01/2028	42,000	41,368
Essex Portfolio LP, 1.70%, 03/01/2028	44,000	41,928
Extra Space Storage LP, 3.88%, 12/15/2027	41,000	40,672
F&G Global Funding, 4.65%, 09/08/2028 (a)	40,000	39,550
Fairfax Financial Holdings Ltd., 4.85%, 04/17/2028	40,000	40,127
Federal Realty OP LP, 5.38%, 05/01/2028	40,000	40,592
Fidelity National Financial, Inc., 4.50%, 08/15/2028	40,000	39,905
Fidelity National Information Services, Inc., 4.45%, 03/10/2028	40,000	39,891
Fifth Third Bancorp, 6.34% (SOFR + 2.34%), 07/27/2029	40,000	41,395
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	39,000	39,886
Fiserv, Inc., 5.38%, 08/21/2028	40,000	40,525
Fortitude Global Funding, 4.63%, 10/06/2028 (a)	40,000	39,609
GATX Corp., 4.55%, 11/07/2028	36,000	35,949
Global Net Lease, Inc., 4.50%, 09/30/2028 (a)	40,000	39,115
Global Payments, Inc., 4.55%, 03/15/2028	40,000	39,895
Globe Life, Inc., 4.55%, 09/15/2028	40,000	39,999
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/2028	39,000	39,549
Goldman Sachs Group, Inc., 4.15% (SOFR + 0.71%), 01/21/2029	42,000	41,715
Goldman Sachs Private Credit Corp., 5.05%, 02/23/2028	40,000	39,732
Golub Capital Private Credit Fund, 5.45%, 08/15/2028 (a)	40,000	39,642
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/2028 (a)	40,000	39,564
Guardian Life Global Funding, 4.07%, 09/05/2028 (a)	40,000	39,674
Highwoods Realty LP, 4.13%, 03/15/2028	42,000	41,458
Horace Mann Educators Corp., 7.25%, 09/15/2028	38,000	39,919
HPS Corporate Lending Fund, 4.90%, 09/11/2028	40,000	39,266
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	38,000	39,238
Intercontinental Exchange, Inc., 3.63%, 09/01/2028	40,000	39,338
Invitation Homes Operating Partnership LP, 2.30%, 11/15/2028	36,000	34,109
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	40,000	40,932
JPMorgan Chase & Co., 4.92% (SOFR + 0.80%), 01/24/2029	40,000	40,291
Kimco Realty OP LLC, 1.90%, 03/01/2028	39,000	37,442
Lazard Group LLC, 4.50%, 09/19/2028	40,000	39,847
Lincoln Financial Global Funding, 4.63%, 05/28/2028 (a)	41,000	41,019
LPL Holdings, Inc., 4.90%, 04/03/2028	40,000	40,140
M&T Bank Corp., 4.83% to 01/16/2028 then SOFR + 0.93%, 01/16/2029	40,000	40,167
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	40,000	40,171
Macquarie Bank Ltd., 3.92%, 02/03/2028 (a)	42,000	41,732
Main Street Capital Corp., 5.40%, 08/15/2028	40,000	39,865
Marex Group PLC, 5.83%, 05/08/2028	40,000	40,492
Mastercard, Inc., 4.55%, 03/15/2028	37,000	37,231
MGIC Investment Corp., 5.25%, 08/15/2028	40,000	39,973
Mid-America Apartments LP, 4.20%, 06/15/2028	41,000	40,841
Morgan Stanley, 4.13% to 10/18/2028 then SOFR + 0.91%, 10/18/2029	36,000	35,578
Mutual of Omaha Cos. Global Funding, 4.51%, 06/09/2028 (a)	41,000	40,911
Nasdaq, Inc., 5.35%, 06/28/2028	40,000	40,684
New York Life Global Funding, 4.15%, 07/25/2028 (a)	42,000	41,788
NNN REIT, Inc., 4.30%, 10/15/2028	40,000	39,824
North Haven Private Income Fund LLC, 5.13%, 09/25/2028 (a)	40,000	39,094
Northern Trust Corp., 3.65%, 08/03/2028	40,000	39,534
Northwestern Mutual Global Funding, 4.13%, 08/25/2028 (a)	40,000	39,789
Nuveen LLC, 4.00%, 11/01/2028 (a)	36,000	35,666
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	36,000	37,952
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	40,000	40,053
Pacific Life Global Funding II, 4.45%, 05/01/2028 (a)	41,000	41,004

PayPal Holdings, Inc., 4.55%, 06/01/2028	36,000	36,105
Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.05%, 08/01/2028 (a)	40,000	41,089
PNC Financial Services Group, Inc., 0.00% to 10/26/2028 then SOFR + 0.68%, 10/26/2029	36,000	36,026
Principal Life Global Funding II, 4.25%, 08/18/2028 (a)	40,000	39,739
Prologis LP, 4.88%, 06/15/2028	39,000	39,410
Public Storage Operating Co., 1.95%, 11/09/2028	36,000	33,982
Realty Income Corp., 2.10%, 03/15/2028	39,000	37,484
Regency Centers LP, 4.13%, 03/15/2028	42,000	41,821
Rexford Industrial Realty LP, 5.00%, 06/15/2028	40,000	40,325
RGA Global Funding, 4.35%, 08/25/2028 (a)	40,000	39,736
Royal Bank of Canada, 4.50% to 08/06/2028 then SOFR + 0.89%, 08/06/2029	36,000	35,974
Sammons Financial Group Global Funding, 5.05%, 01/10/2028 (a)	40,000	40,209
Santander Holdings USA, Inc., 5.47% (SOFR + 1.61%), 03/20/2029	41,000	41,498
SBL Holdings, Inc., 5.90%, 09/26/2028 (a)	42,000	40,690
Simon Property Group LP, 1.75%, 02/01/2028	37,000	35,502
Sixth Street Specialty Lending, Inc., 6.95%, 08/14/2028	40,000	41,260
State Street Corp., 4.54%, 02/28/2028	35,000	35,207
Store Capital LLC, 4.50%, 03/15/2028	42,000	41,762
Sumisho Air Lease Corp., 4.40%, 03/24/2028 (a)	40,000	39,819
Sun Communities Operating LP, 2.30%, 11/01/2028	36,000	34,161
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	35,000	35,023
Toronto-Dominion Bank, 3.91%, 01/13/2028	42,000	41,702
UDR, Inc., 3.50%, 01/15/2028	42,000	41,357
Ventas Realty LP, 4.00%, 03/01/2028	41,000	40,650
VICI Properties LP, 4.75%, 04/01/2028	40,000	40,007
Voya Financial, Inc., 4.70% to 01/23/2028 then 3 mo. LIBOR USD + 2.08%, 01/23/2048 (d)	41,000	39,847
WEA Finance LLC, 4.13%, 09/20/2028 (a)	40,000	39,481
Wells Fargo & Co., 0.00% to 05/20/2028 then SOFR + 0.72%, 05/20/2029	36,000	35,988
Welltower OP LLC, 4.25%, 04/15/2028	40,000	39,940
Western-Southern Global Funding, 4.50%, 07/16/2028 (a)	35,000	34,900
Willis North America, Inc., 4.50%, 09/15/2028	40,000	39,937
		5,368,214

Health Care - 8.9%
Abbott Laboratories, 1.15%, 01/30/2028	44,000	41,924
AbbVie, Inc., 3.78%, 03/03/2028	40,000	39,681
Advocate Health & Hospitals Corp., 3.83%, 08/15/2028	40,000	39,654
Amgen, Inc., 5.15%, 03/02/2028	41,000	41,513
Ascension Health, 4.08%, 11/15/2028	36,000	35,767
Astrazeneca Finance LLC, 4.88%, 03/03/2028	40,000	40,468
Bayer Corp., 6.65%, 02/15/2028 (a)	40,000	41,303
Becton Dickinson & Co., 4.69%, 02/13/2028	41,000	41,189
Bon Secours Mercy Health, Inc., 4.30%, 07/01/2028	41,000	40,804
Boston Scientific Corp., 4.00%, 03/01/2028	42,000	41,860
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	36,000	35,871
Cencora, Inc., 4.63%, 12/15/2027	41,000	41,162
CHRISTUS Health, 4.34%, 07/01/2028	41,000	40,801
Cigna Group, 4.38%, 10/15/2028	40,000	39,947
CVS Health Corp., 4.30%, 03/25/2028	40,000	39,873
Edwards Lifesciences Corp., 4.30%, 06/15/2028	41,000	40,884
Elevance Health, Inc., 4.00%, 09/15/2028	40,000	39,621
Eli Lilly & Co., 4.00%, 10/15/2028	40,000	39,874
Gilead Sciences, Inc., 4.25%, 05/20/2028	36,000	35,994
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	40,000	39,775
HCA, Inc., 5.00%, 03/01/2028	41,000	41,354
Humana, Inc., 5.75%, 03/01/2028	39,000	39,750
Illumina, Inc., 5.75%, 12/13/2027	40,000	40,679
Johnson & Johnson, 4.55%, 03/01/2028	40,000	40,322
McKesson Corp., 4.90%, 07/15/2028	40,000	40,506

Medtronic Global Holdings SCA, 4.25%, 03/30/2028	40,000	39,970
Merck & Co., Inc., 4.30%, 05/22/2028	36,000	36,106
Mylan, Inc., 4.55%, 04/15/2028	41,000	40,807
Novartis Capital Corp., 3.90%, 11/05/2028	36,000	35,753
PeaceHealth Obligated Group, 4.34%, 11/15/2028	36,000	35,744
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	36,000	36,111
Quest Diagnostics, Inc., 4.60%, 12/15/2027	40,000	40,171
Revvity, Inc., 1.90%, 09/15/2028	42,000	39,523
Sanofi SA, 3.80%, 11/03/2028	36,000	35,639
SSM Health Care Corp., 4.89%, 06/01/2028	41,000	41,252
Stryker Corp., 4.70%, 02/10/2028	40,000	40,224
Sutter Health, 3.70%, 08/15/2028	40,000	39,404
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	36,000	33,913
Toledo Hospital, 5.33%, 11/15/2028	36,000	36,163
UnitedHealth Group, Inc., 4.40%, 06/15/2028	41,000	41,051
Zoetis, Inc., 4.15%, 08/17/2028	40,000	39,772
		1,612,179

Industrials - 11.4%
3M Co., 3.63%, 09/14/2028	40,000	39,482
ABB Finance USA, Inc., 3.80%, 04/03/2028	41,000	40,627
Amphenol Corp., 3.90%, 11/15/2028	36,000	35,655
Boeing Co., 3.25%, 02/01/2028	38,000	37,277
Canadian National Railway Co., 6.90%, 07/15/2028	38,000	39,964
Canadian Pacific Railway Co., 4.00%, 06/01/2028	41,000	40,690
Caterpillar Financial Services Corp., 4.20%, 05/15/2028	36,000	36,007
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028	41,000	40,707
CNH Industrial Capital LLC, 4.75%, 03/21/2028	40,000	40,128
CSX Corp., 3.80%, 03/01/2028	41,000	40,675
Cummins, Inc., 4.25%, 05/09/2028	41,000	40,998
FedEx Corp., 3.40%, 02/15/2028	42,000	41,374
General Dynamics Corp., 3.75%, 05/15/2028	41,000	40,705
GFL Environmental, Inc., 3.50%, 09/01/2028 (a)	40,000	38,924
HEICO Corp., 5.25%, 08/01/2028	40,000	40,640
Honeywell Aerospace, Inc., 3.90%, 03/16/2028 (a)	40,000	39,683
Howmet Aerospace, Inc., 3.75%, 03/03/2028	40,000	39,543
Hubbell, Inc., 3.50%, 02/15/2028	42,000	41,327
Huntington Ingalls Industries, Inc., 2.04%, 08/16/2028	42,000	39,779
Ingersoll Rand, Inc., 5.40%, 08/14/2028	40,000	40,750
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	38,000	39,267
John Deere Capital Corp., 4.25%, 06/05/2028	41,000	41,050
Kirby Corp., 4.20%, 03/01/2028	41,000	40,770
L3Harris Technologies, Inc., 4.40%, 06/15/2028	41,000	40,949
Lennox International, Inc., 5.50%, 09/15/2028	40,000	40,821
Lockheed Martin Corp., 4.15%, 08/15/2028	40,000	39,924
MasTec, Inc., 4.50%, 08/15/2028 (a)	40,000	39,625
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (a)	40,000	40,136
Nordson Corp., 5.60%, 09/15/2028	38,000	38,759
Norfolk Southern Corp., 3.80%, 08/01/2028	42,000	41,520
Northrop Grumman Corp., 3.25%, 01/15/2028	36,000	35,402
nVent Finance Sarl, 4.55%, 04/15/2028	40,000	39,839
Oshkosh Corp., 4.60%, 05/15/2028	41,000	40,997
Otis Worldwide Corp., 5.25%, 08/16/2028	40,000	40,704
PACCAR Financial Corp., 4.00%, 11/07/2028	36,000	35,864
Quanta Services, Inc., 4.30%, 08/09/2028	40,000	39,907
Regal Rexnord Corp., 6.05%, 04/15/2028	39,000	39,902
Republic Services, Inc., 3.95%, 05/15/2028	41,000	40,784
RTX Corp., 4.13%, 11/16/2028	36,000	35,771
Ryder System, Inc., 5.25%, 06/01/2028	40,000	40,583

Spirit AeroSystems, Inc., 4.60%, 06/15/2028	41,000	40,966
Textron, Inc., 3.38%, 03/01/2028	42,000	41,196
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	40,000	39,569
Trimble, Inc., 4.90%, 06/15/2028	40,000	40,102
Union Pacific Corp., 3.95%, 09/10/2028	40,000	39,727
Veralto Corp., 5.35%, 09/18/2028	38,000	38,640
Vertiv Group Corp., 4.13%, 11/15/2028 (a)	36,000	35,573
Vontier Corp., 2.40%, 04/01/2028	42,000	40,302
Waste Management, Inc., 4.50%, 03/15/2028	41,000	41,209
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (e)	40,000	40,080
XPO, Inc., 6.25%, 06/01/2028 (a)	40,000	40,516
Xylem, Inc., 1.95%, 01/30/2028	39,000	37,512
		2,062,901

Materials - 5.2%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	41,000	41,024
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	40,000	40,194
Amrize Finance US LLC, 4.70%, 04/07/2028	40,000	40,134
BHP Billiton Finance USA Ltd., 5.10%, 09/08/2028	38,000	38,600
Carlisle Cos., Inc., 3.75%, 12/01/2027	39,000	38,641
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.70%, 06/01/2028 (a)	41,000	40,346
Dow Chemical Co., 4.80%, 11/30/2028	36,000	36,111
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (a)	36,000	36,045
Ecolab, Inc., 4.30%, 06/15/2028	41,000	41,006
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	42,000	41,760
Georgia-Pacific LLC, 4.40%, 06/30/2028 (a)	41,000	40,952
Glencore Funding LLC, 4.91%, 04/01/2028 (a)	40,000	40,250
International Flavors & Fragrances, Inc., 4.45%, 09/26/2028	40,000	39,960
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	39,000	38,509
Mosaic Co., 5.38%, 11/15/2028	36,000	36,584
Nucor Corp., 3.95%, 05/01/2028	41,000	40,718
Nutrien Ltd., 4.90%, 03/27/2028	35,000	35,290
Packaging Corp. of America, 3.40%, 12/15/2027	42,000	41,402
PPG Industries, Inc., 3.75%, 03/15/2028	42,000	41,576
Rio Tinto Finance USA PLC, 4.50%, 03/14/2028	40,000	40,182
Sherwin-Williams Co., 4.30%, 08/15/2028	40,000	39,835
Suzano Austria GmbH, 2.50%, 09/15/2028	42,000	39,964
WRKCo, Inc., 3.90%, 06/01/2028	41,000	40,521
Yara International ASA, 4.75%, 06/01/2028 (a)	41,000	41,026
		950,630

Technology - 9.0%
Adobe, Inc., 4.75%, 01/17/2028	40,000	40,311
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	40,000	40,108
Analog Devices, Inc., 4.25%, 06/15/2028	41,000	40,971
Apple, Inc., 4.00%, 05/12/2028	41,000	40,983
Arrow Electronics, Inc., 3.88%, 01/12/2028	40,000	39,573
Avnet, Inc., 6.25%, 03/15/2028	39,000	39,955
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	40,000	39,169
Broadcom, Inc., 1.95%, 02/15/2028	42,000	40,424
CDW LLC / CDW Finance Corp., 4.25%, 04/01/2028	41,000	40,485
Cisco Systems, Inc., 4.55%, 02/24/2028	35,000	35,244
Concentrix Corp., 6.60%, 08/02/2028	40,000	39,849
Dell International LLC / EMC Corp., 4.75%, 04/01/2028	41,000	41,232
DXC Technology Co., 2.38%, 09/15/2028	42,000	39,380
Equifax, Inc., 5.10%, 06/01/2028	39,000	39,395
Flex Ltd., 6.00%, 01/15/2028	38,000	38,782
Gartner, Inc., 4.50%, 07/01/2028 (a)	41,000	40,435
Hewlett Packard Enterprise Co., 4.50%, 03/23/2028	40,000	40,007

HP, Inc., 4.75%, 01/15/2028	40,000	40,176
Intel Corp., 4.88%, 02/10/2028	40,000	40,262
Intuit, Inc., 5.13%, 09/15/2028	40,000	40,607
Jabil, Inc., 3.95%, 01/12/2028	41,000	40,605
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	42,000	39,435
Marvell Technology, Inc., 2.45%, 04/15/2028	42,000	40,498
Microchip Technology, Inc., 4.90%, 03/15/2028	40,000	40,215
Moody's Corp., 3.25%, 01/15/2028	42,000	41,352
Motorola Solutions, Inc., 4.60%, 02/23/2028	40,000	40,165
NVIDIA Corp., 1.55%, 06/15/2028	42,000	39,961
NXP BV / NXP Funding LLC / NXP USA, Inc., 4.30%, 08/19/2028	40,000	39,843
Open Text Corp., 6.90%, 12/01/2027 (a)	38,000	38,933
Oracle Corp., 4.80%, 08/03/2028	40,000	39,997
QUALCOMM, Inc., 1.30%, 05/20/2028	44,000	41,620
Roper Technologies, Inc., 4.25%, 09/15/2028	40,000	39,744
S&P Global, Inc., 4.75%, 08/01/2028	40,000	40,313
Salesforce, Inc., 4.50%, 03/15/2028	40,000	40,064
ServiceNow, Inc., 4.25%, 05/15/2028	36,000	35,997
Synopsys, Inc., 4.65%, 04/01/2028	40,000	40,162
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	37,000	37,290
TD SYNNEX Corp., 2.38%, 08/09/2028	42,000	39,965
Teledyne Technologies, Inc., 2.25%, 04/01/2028	42,000	40,355
Texas Instruments, Inc., 4.60%, 02/15/2028	40,000	40,271
VMware LLC, 1.80%, 08/15/2028	42,000	39,709
		1,633,842

Utilities - 9.5%
AEP Texas, Inc., 3.95%, 06/01/2028	36,000	35,629
AES Corp., 5.45%, 06/01/2028	40,000	40,415
Ameren Corp., 1.75%, 03/15/2028	44,000	41,956
American Water Capital Corp., 3.75%, 09/01/2028	40,000	39,457
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (a)	40,000	39,759
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	41,000	40,259
Black Hills Corp., 5.95%, 03/15/2028	39,000	39,882
Capital Power US Holdings, Inc., 5.26%, 06/01/2028 (a)	40,000	40,281
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/2028	40,000	40,745
Consolidated Edison Co. of New York, Inc., 3.80%, 05/15/2028	41,000	40,595
Constellation Energy Generation LLC, 3.90%, 01/08/2028	42,000	41,657
Consumers Energy Co., 4.65%, 03/01/2028	35,000	35,204
Dominion Energy, Inc., 4.60%, 05/15/2028	41,000	41,099
DTE Energy Co., 4.88%, 06/01/2028	40,000	40,308
Duke Energy Corp., 5.00%, 12/08/2027	40,000	40,389
Edison International, 5.00%, 05/05/2028	36,000	36,076
Enel Chile SA, 4.88%, 06/12/2028	41,000	41,167
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	41,000	41,158
Exelon Corp., 5.15%, 03/15/2028	41,000	41,476
FirstEnergy Pennsylvania Electric Co., 4.15%, 03/15/2028 (a)	40,000	39,783
Georgia Power Co., 4.00%, 10/01/2028	40,000	39,726
Interstate Power and Light Co., 4.10%, 09/26/2028	40,000	39,670
Narragansett Electric Co., 3.92%, 08/01/2028 (a)	42,000	41,488
National Fuel Gas Co., 4.75%, 09/01/2028	40,000	39,969
National Grid PLC, 5.60%, 06/12/2028	39,000	39,805
National Rural Utilities Cooperative Finance Corp., 3.95%, 12/10/2027	41,000	40,797
New York State Electric & Gas Corp., 5.65%, 08/15/2028 (a)	40,000	40,892
NextEra Energy Capital Holdings, Inc., 4.85%, 02/04/2028	40,000	40,346
NiSource, Inc., 5.25%, 03/30/2028	41,000	41,568
Oklahoma Gas and Electric Co., 3.80%, 08/15/2028	40,000	39,475
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	41,000	40,972
Pacific Gas and Electric Co., 5.00%, 06/04/2028	40,000	40,278

Pinnacle West Capital Corp., 4.90%, 05/15/2028	40,000		40,231
Public Service Co. of New Hampshire, 4.40%, 07/01/2028	41,000		41,055
Public Service Enterprise Group, Inc., 5.88%, 10/15/2028	38,000		39,071
Puget Energy, Inc., 2.38%, 06/15/2028	43,000		41,106
San Diego Gas & Electric Co., 4.95%, 08/15/2028	40,000		40,414
Southwest Gas Corp., 5.45%, 03/23/2028	41,000		41,621
System Energy Resources, Inc., 6.00%, 04/15/2028	39,000		39,960
United Utilities PLC, 6.88%, 08/15/2028	38,000		39,756
Vistra Operations Co. LLC, 4.55%, 10/30/2028 (a)	40,000		39,821
WEC Energy Group, Inc., 4.75%, 01/15/2028	39,000		39,205
Xcel Energy, Inc., 4.75%, 03/21/2028	37,000		37,150
			1,721,671
TOTAL CORPORATE BONDS (Cost $17,971,066)			17,884,234

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.2%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (f)	40,508		40,508
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $40,508)			40,508

TOTAL INVESTMENTS - 98.8% (Cost $18,011,574)			17,924,742
Other Assets in Excess of Liabilities - 1.2%		0.01222	221,716
TOTAL NET ASSETS - 100.0%			$ 18,146,458

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $2,934,787 or 16.2% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $39,690.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	Step coupon bond. The rate disclosed is as of May 31, 2026.
(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 17,884,234	$ –	$ 17,884,234
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	40,508
Total Investments	$ –	$ 17,884,234	$ –	$ 17,924,742

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.